UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21470

Investment Company Act File Number

Eaton Vance Tax-Advantaged Global Dividend Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Advantaged Global Dividend Income Fund

January 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 103.4%

Security	Shares	Value
Aerospace & Defense — 0.8%
CAE, Inc.(1)	607,974	$11,220,333

		$11,220,333

Air Freight & Logistics — 0.8%
C.H. Robinson Worldwide, Inc.(1)	131,672	$12,042,721

		$12,042,721

Airlines — 1.5%
easyJet PLC(1)	937,901	$22,092,794

		$22,092,794

Auto Components — 0.6%
Goodyear Tire & Rubber Co. (The)(1)	237,401	$8,266,303

		$8,266,303

Banks — 12.6%
Canadian Imperial Bank of Commerce(1)	114,813	$11,374,888
Commonwealth Bank of Australia(1)	327,367	20,770,073
Danske Bank A/S(1)	580,670	23,579,197
ING Groep NV(1)	545,834	10,717,591
Intesa Sanpaolo SpA(1)	2,371,124	9,316,469
JPMorgan Chase & Co.(1)	108,063	12,499,647
KeyCorp(1)	752,193	16,096,930
Nordea Bank AB(1)	874,168	10,791,687
Skandinaviska Enskilda Banken AB, Class A(1)	995,917	12,586,187
Societe Generale SA(1)	224,552	13,050,411
Sumitomo Mitsui Financial Group, Inc.(1)	222,359	10,014,150
Swedbank AB, Class A(1)	862,025	22,045,854
Wells Fargo & Co.(1)	208,836	13,737,232

		$186,580,316

Beverages — 2.2%
Anheuser-Busch InBev SA/NV(1)	123,385	$13,974,510
Constellation Brands, Inc., Class A(1)	29,218	6,412,475
Diageo PLC(1)	344,379	12,395,010

		$32,781,995

Biotechnology — 1.9%
BioMarin Pharmaceutical, Inc.(1)(2)	42,475	$3,832,519
Celgene Corp.(1)(2)	106,936	10,817,646
Shire PLC(1)	303,270	14,169,442

		$28,819,607

Building Products — 1.0%
Assa Abloy AB, Class B(1)	691,942	$15,338,008

		$15,338,008

Security	Shares	Value
Capital Markets — 0.3%
Credit Suisse Group AG(1)	267,038	$5,164,786

		$5,164,786

Chemicals — 3.0%
Arkema SA(1)	118,784	$15,164,318
Ecolab, Inc.(1)	92,689	12,761,421
Givaudan SA(1)	3,978	9,576,054
Novozymes A/S, Class B(1)	117,542	6,520,636

		$44,022,429

Commercial Services & Supplies — 0.6%
SECOM Co., Ltd.(1)	119,788	$9,181,069

		$9,181,069

Consumer Finance — 2.0%
Discover Financial Services(1)	131,295	$10,477,341
Navient Corp.(1)	831,127	11,843,560
OneMain Holdings, Inc.(1)(2)	237,210	7,759,139

		$30,080,040

Containers & Packaging — 0.8%
Sealed Air Corp.(1)	248,781	$11,779,780

		$11,779,780

Diversified Financial Services — 1.5%
ORIX Corp.(1)	1,149,801	$21,537,698

		$21,537,698

Diversified Telecommunication Services — 2.8%
TDC A/S(1)	1,957,402	$13,064,846
Telstra Corp., Ltd.(1)	9,497,145	28,078,796

		$41,143,642

Electric Utilities — 3.0%
Fortum Oyj(1)	352,036	$7,634,133
Iberdrola SA(1)	2,286,249	18,609,702
NextEra Energy, Inc.(1)	120,000	19,010,400

		$45,254,235

Electrical Equipment — 4.2%
Acuity Brands, Inc.(1)	61,671	$9,524,469
Legrand SA(1)	186,880	15,547,998
Melrose Industries PLC(1)	8,631,511	27,739,309
Zhuzhou CRRC Times Electric Co., Ltd., Class H(1)	1,606,285	8,885,174

		$61,696,950

Electronic Equipment, Instruments & Components — 2.0%
CDW Corp.(1)	269,020	$20,120,006
Keyence Corp.(1)	15,000	9,166,610

		$29,286,616

Energy Equipment & Services — 0.5%
Halliburton Co.(1)	138,977	$7,463,065

		$7,463,065

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 2.6%
American Tower Corp.(1)	131,744	$19,458,589
Equity Residential(1)	196,944	12,133,720
Simon Property Group, Inc.(1)	42,503	6,943,715

		$38,536,024

Food & Staples Retailing — 1.5%
Wesfarmers, Ltd.(1)	617,915	$21,795,454

		$21,795,454

Food Products — 0.5%
Pinnacle Foods, Inc.(1)	119,476	$7,400,343

		$7,400,343

Health Care Equipment & Supplies — 2.0%
Boston Scientific Corp.(1)(2)	557,119	$15,577,047
Danaher Corp.(1)	139,024	14,080,351

		$29,657,398

Health Care Providers & Services — 0.9%
Aetna, Inc.(1)	41,307	$7,716,974
UnitedHealth Group, Inc.(1)	26,418	6,255,254

		$13,972,228

Hotels, Restaurants & Leisure — 1.5%
Sodexo SA(1)	176,113	$22,574,516

		$22,574,516

Household Products — 0.6%
Reckitt Benckiser Group PLC(1)	90,699	$8,758,807

		$8,758,807

Industrial Conglomerates — 2.0%
Siemens AG(1)	191,774	$29,112,072

		$29,112,072

Insurance — 3.1%
AIA Group, Ltd.(1)	1,219,956	$10,420,253
Aviva PLC(1)	1,821,215	13,286,525
Chubb, Ltd.(1)	37,170	5,804,095
Prudential PLC(1)	610,290	16,520,594

		$46,031,467

Internet & Direct Marketing Retail — 1.8%
Amazon.com, Inc.(1)(2)	17,950	$26,043,475

		$26,043,475

Internet Software & Services — 4.1%
Alphabet, Inc., Class C(2)	34,415	$40,263,485
Facebook, Inc., Class A(1)(2)	109,666	20,495,479

		$60,758,964

IT Services — 1.0%
Visa, Inc., Class A(1)	115,994	$14,409,935

		$14,409,935

Security	Shares	Value
Machinery — 5.4%
Fortive Corp.(1)	116,382	$8,847,360
ITT, Inc.(1)	85,485	4,787,160
Komatsu, Ltd.(1)	306,157	12,032,730
Kone Oyj, Class B(1)	418,214	23,940,828
Metso Oyj(1)	404,234	14,113,472
SKF AB, Class B(1)	254,338	6,286,442
Xylem, Inc. (1)	136,546	9,866,814

		$79,874,806

Media — 2.2%
Grupo Televisa SAB ADR(1)	319,513	$6,613,919
Interpublic Group of Cos., Inc. (The)(1)	792,723	17,352,706
Time Warner, Inc.(1)	85,099	8,114,190

		$32,080,815

Metals & Mining — 1.4%
Fortescue Metals Group, Ltd.(1)	1,875,459	$7,447,859
Rio Tinto, Ltd.(1)	222,367	13,690,740

		$21,138,599

Multi-Utilities — 0.4%
CMS Energy Corp.	149,526	$6,691,288

		$6,691,288

Oil, Gas & Consumable Fuels — 4.6%
BP PLC(1)	1,991,908	$14,211,046
ConocoPhillips(1)	226,473	13,318,877
Phillips 66(1)	98,762	10,113,229
Royal Dutch Shell PLC, Class B(1)	684,635	24,285,696
Seven Generations Energy, Ltd., Class A(1)(2)	415,081	5,787,511

		$67,716,359

Paper & Forest Products — 0.4%
Stora Enso Oyj(1)	362,251	$6,220,852

		$6,220,852

Personal Products — 2.0%
Estee Lauder Cos., Inc. (The), Class A(1)	52,961	$7,147,617
Unilever PLC(1)	387,661	21,940,170

		$29,087,787

Pharmaceuticals — 9.6%
AstraZeneca PLC(1)	347,663	$24,132,404
Bayer AG(1)	110,250	14,446,863
Eli Lilly & Co.(1)	165,043	13,442,752
Ipsen SA(1)	48,576	6,802,362
Johnson & Johnson(1)	146,012	20,177,398
Novartis AG(1)	271,678	24,520,858
Novo Nordisk A/S, Class B(1)	245,516	13,625,733
Orion Oyj, Class B(1)	349,721	14,028,766
Zoetis, Inc.(1)	136,978	10,510,322

		$141,687,458

Security	Shares	Value
Professional Services — 1.8%
SGS SA(1)	5,004	$13,451,560
Verisk Analytics, Inc.(1)(2)	127,507	12,757,075

		$26,208,635

Road & Rail — 0.9%
CSX Corp.(1)	232,739	$13,212,593

		$13,212,593

Semiconductors & Semiconductor Equipment — 2.9%
ASML Holding NV(1)	111,331	$22,571,072
Sumco Corp.(1)	234,059	6,370,220
Taiwan Semiconductor Manufacturing Co., Ltd. ADR(1)	318,847	14,446,958

		$43,388,250

Specialty Retail — 3.4%
Home Depot, Inc. (The)(1)	105,247	$21,144,122
Industria de Diseno Textil SA(1)	456,826	16,346,785
TJX Cos., Inc. (The)	93,022	7,471,527
Ulta Beauty, Inc.(1)(2)	26,272	5,835,011

		$50,797,445

Technology Hardware, Storage & Peripherals — 1.6%
Apple, Inc.(1)	43,515	$7,285,717
HP, Inc.(1)	690,867	16,111,018

		$23,396,735

Textiles, Apparel & Luxury Goods — 0.8%
LVMH Moet Hennessy Louis Vuitton SE(1)	39,432	$12,352,115

		$12,352,115

Tobacco — 1.6%
Altria Group, Inc.(1)	101,805	$7,160,964
British American Tobacco PLC(1)	250,937	17,150,707

		$24,311,671

Trading Companies & Distributors — 0.7%
MISUMI Group, Inc.(1)	361,506	$10,945,091

		$10,945,091

Total Common Stocks (identified cost $1,357,469,224)		$1,531,913,569

Preferred Stocks — 8.5%

Security	Shares	Value
Banks — 3.4%
AgriBank FCB, 6.875% to 1/1/24(1)(3)	50,890	$5,581,997
CoBank ACB, Series F, 6.25% to 10/1/22(1)(3)(4)	51,100	5,454,925
Farm Credit Bank of Texas, 6.75% to 9/15/23(1)(3)(4)	7,600	828,400
Farm Credit Bank of Texas, Series 1, 10.00%(1)(4)	2,490	2,938,200
First Republic Bank, Series G, 5.50%(1)	37,875	962,025
First Tennessee Bank NA, 3.75%, (3 mo. USD LIBOR + 0.85%, Floor 3.75%)(1)(4)(5)	2,570	2,039,938
IBERIABANK Corp., Series C, 6.60% to 5/1/26(1)(3)	106,470	2,876,819
KeyCorp, Series E, 6.125% to 12/15/26(1)(3)	167,745	4,739,635

Security	Shares	Value
MB Financial, Inc., Series C, 6.00%(1)	172,300	$4,259,256
SunTrust Banks, Inc., Series E, 5.875%(1)	287,627	7,285,592
Texas Capital Bancshares, Inc., 6.50%(1)	136,739	3,458,129
Texas Capital Bancshares, Inc., Series A, 6.50%(1)	21,450	547,190
Wells Fargo & Co., Series L, 7.50% (Convertible)(1)	6,298	8,061,440
Wells Fargo & Co., Series Y, 5.625%(1)	57,275	1,438,175

		$50,471,721

Capital Markets — 0.6%
KKR & Co., LP, Series A, 6.75%(1)	54,669	$1,426,861
Legg Mason, Inc., 5.45%(1)	232,750	5,534,795
State Street Corp., Series D, 5.90% to 3/15/24(1)(3)	42,021	1,124,062

		$8,085,718

Electric Utilities — 1.3%
Interstate Power & Light Co., Series D, 5.10%(1)	91,305	$2,193,146
NextEra Energy Capital Holdings, Inc., Series I, 5.125%(1)	60,924	1,446,945
NextEra Energy Capital Holdings, Inc., Series K, 5.25%(1)	156,000	3,790,800
SCE Trust VI, 5.00%(1)	330,150	7,477,897
Southern Co. (The), 6.25%(1)	169,479	4,409,844

		$19,318,632

Equity Real Estate Investment Trusts (REITs) — 1.0%
CBL & Associates Properties, Inc., Series D, 7.375%(1)	214,525	$4,309,807
DDR Corp., Series A, 6.375%(1)	139,400	3,479,424
DDR Corp., Series K, 6.25%(1)	21,025	510,697
Spirit Realty Capital, Inc., Series A, 6.00%(1)	114,575	2,787,610
Summit Hotel Properties, Inc., Series E, 6.25%(1)	114,900	2,880,543
Vornado Realty Trust, Series K, 5.70%(1)	53,253	1,318,012

		$15,286,093

Food Products — 0.7%
Dairy Farmers of America, Inc., 7.875%(1)(4)	86,230	$8,896,651
Ocean Spray Cranberries, Inc., 6.25%(1)(4)	18,430	1,718,597

		$10,615,248

Insurance — 0.3%
Arch Capital Group, Ltd., Series E, 5.25%(1)	114,550	$2,670,161
PartnerRe, Ltd., Series I, 5.875%(1)	54,070	1,367,430

		$4,037,591

Machinery — 0.3%
Stanley Black & Decker, Inc., 5.75%(1)	181,082	$4,545,158

		$4,545,158

Multi-Utilities — 0.3%
DTE Energy Co., Series C, 5.25%(1)	186,698	$4,508,757

		$4,508,757

Oil, Gas & Consumable Fuels — 0.6%
NuStar Energy, LP, Series B, 7.625% to 6/15/22(1)(3)	403,475	$9,534,114

		$9,534,114

Total Preferred Stocks (identified cost $126,045,719)		$126,403,032

Corporate Bonds & Notes — 10.8%

Security	Principal Amount (000’s omitted)	Value
Airlines — 0.1%
Azul Investments LLP, 5.875%, 10/26/24(1)(4)	$1,595	$1,595,000

		$1,595,000

Automobiles — 0.3%
General Motors Financial Co., Inc., Series A, 5.75% to 9/30/27(1)(3)(6)	$3,990	$4,129,650

		$4,129,650

Banks — 5.3%
Australia and New Zealand Banking Group, Ltd., 6.75% to 6/15/26(1)(3)(4)(6)	$820	$925,575
Banco Bilbao Vizcaya Argentaria SA, 6.125% to 11/16/27(1)(3)(6)	2,200	2,294,600
Banco do Brasil SA, 6.25% to 4/15/24(1)(3)(4)(6)	8,348	7,759,049
Banco Mercantil del Norte SA/Grand Cayman, 7.625% to 1/6/28(1)(3)(4)(6)	3,025	3,363,800
Bank of America Corp., Series AA, 6.10% to 3/17/25(1)(3)(6)	9,501	10,261,080
Citigroup, Inc., Series M, 6.30% to 5/15/24(1)(3)(6)	2,080	2,215,200
Citigroup, Inc., Series T, 6.25% to 8/15/26(1)(3)(6)	4,645	5,057,244
Credit Agricole SA, 7.875% to 1/23/24(1)(3)(4)(6)	5,964	6,787,241
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(1)(3)(6)	2,794	2,984,341
JPMorgan Chase & Co., Series Z, 5.30% to 5/1/20(1)(3)(6)	11,482	11,858,035
Lloyds Banking Group PLC, 7.50% to 6/27/24(1)(3)(6)	4,385	4,960,531
M&T Bank Corp., Series F, 5.125% to 11/1/26(1)(3)(6)	4,680	4,918,680
PNC Financial Services Group, Inc. (The), Series S, 5.00% to 11/1/26(1)(3)(6)	1,390	1,460,890
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(1)(3)(6)	5,035	5,774,541
UniCredit SpA, 8.00% to 6/3/24(1)(3)(6)(7)	7,025	7,820,244
Zions Bancorporation, Series I, 5.80% to 6/15/23(1)(3)(6)	681	703,132

		$79,144,183

Capital Markets — 1.6%
Banco BTG Pactual SA/Cayman Islands, 5.75%, 9/28/22(1)(4)	$2,704	$2,744,019
Banco BTG Pactual SA/Luxembourg, 5.50%, 1/31/23(1)(4)	1,825	1,820,438
Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27(1)(3)(6)	5,740	5,679,041
Goldman Sachs Group, Inc. (The), Series M, 5.375% to 5/10/20(1)(3)(6)	5,050	5,220,438
UBS Group AG, 6.875% to 8/7/25(1)(3)(6)(7)	7,463	8,320,670

		$23,784,606

Diversified Financial Services — 0.4%
Cadence Financial Corp., 4.875%, 6/28/19(1)(4)	$3,870	$3,948,335
Textron Financial Corp., 3.151%, (3 mo. USD LIBOR + 1.735%), 2/15/67(1)(4)(5)	1,719	1,547,100
Unifin Financiera SAB de CV, 8.875% to 1/29/25(1)(3)(4)(6)	735	749,516

		$6,244,951

Electric Utilities — 0.8%
AES Gener SA, 8.375% to 6/18/19, 12/18/73(1)(3)(4)	$6,131	$6,363,917
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(1)(3)	4,890	5,140,824

		$11,504,741

Energy Equipment & Services — 0.0%(8)
Abengoa Finance S.A.U., 7.75%, 3/31/27(1)(4)(9)	$4,019	$60,285

		$60,285

Security	Principal Amount (000’s omitted)	Value
Food Products — 0.7%
JBS Investments GmbH, 7.75%, 10/28/20(1)(4)	$2,312	$2,384,250
Land O’ Lakes, Inc., 8.00% (1)(4)(6)	6,721	7,661,940

		$10,046,190

Metals & Mining — 0.2%
BHP Billiton Finance USA, Ltd., 6.75% to 10/19/25, 10/19/75(1)(3)(4)	$2,388	$2,786,796

		$2,786,796

Multi-Utilities — 0.1%
Dominion Resources, Inc., 5.75% to 10/1/24, 10/1/54(1)(3)	$873	$947,205

		$947,205

Oil, Gas & Consumable Fuels — 0.4%
Odebrecht Oil & Gas Finance, Ltd., 0.00%(1)(4)(6)	$6,981	$209,422
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(1)(3)(6)	5,307	5,353,436

		$5,562,858

Pipelines — 0.5%
Enbridge Energy Partners, L.P., 5.492%, (3 mo. USD LIBOR + 3.798%), 10/1/77(1)(5)	$1,500	$1,505,625
Energy Transfer Partners, L.P., Series A, 6.25% to 2/15/23(1)(3)(6)	6,880	6,905,800

		$8,411,425

Thrifts & Mortgage Finance — 0.1%
Flagstar Bancorp, Inc., 6.125%, 7/15/21(1)	$1,805	$1,905,029

		$1,905,029

Toys, Games & Hobbies — 0.2%
Mattel, Inc., 6.75%, 12/31/25(4)	$2,510	$2,547,650

		$2,547,650

Transportation — 0.1%
JSL Europe SA, 7.75%, 7/26/24(1)(4)	$1,510	$1,590,030

		$1,590,030

Total Corporate Bonds & Notes (identified cost $160,629,231)		$160,260,599

Exchange-Traded Funds — 2.2%

Security	Shares	Value
Equity Funds — 2.2%
First Trust Preferred Securities and Income ETF(1)	1,500,560	$29,711,088
iShares U.S. Preferred Stock ETF(1)	80,901	3,043,496

		$32,754,584

Total Exchange-Traded Funds (identified cost $33,384,189)		$32,754,584

Short-Term Investments — 0.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.65%(10)	8,498,911	$8,499,761

Total Short-Term Investments (identified cost $8,498,911)		$8,499,761

Total Investments — 125.5% (identified cost $1,686,027,274)		$1,859,831,545

Other Assets, Less Liabilities — (25.5)%		$(377,458,470)

Net Assets — 100.0%		$1,482,373,075

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been segregated as collateral with the custodian for borrowings under the Committed Facility Agreement.

(2)	Non-income producing security.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2018, the aggregate value of these securities is $76,721,074 or 5.2% of the Fund’s net assets.

(5)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2018.

(6)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2018, the aggregate value of these securities is $16,140,914 or 1.1% of the Fund’s net assets.

(8)	Amount is less than 0.05%.

(9)	Issuer is in default with respect to interest and/or principal payments.

(10)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2018 was $100,389.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	45.8%	$852,030,336
United Kingdom	10.9	202,653,178
France	5.0	92,278,961
Australia	4.4	81,804,553
Japan	4.3	79,247,568
Sweden	3.6	67,048,178
Finland	3.5	65,938,051
Switzerland	3.4	62,401,358
Netherlands	3.1	57,574,359
Denmark	3.0	56,790,412
Germany	2.3	43,558,935
Spain	2.0	37,311,372
Canada	1.5	28,382,732
Brazil	1.0	18,102,208
Italy	0.9	17,136,713
Taiwan	0.8	14,446,958
Belgium	0.7	13,974,510
Mexico	0.6	10,727,235
Hong Kong	0.6	10,420,253
China	0.5	8,885,174
Chile	0.3	6,363,917
Exchange-Traded Funds	1.8	32,754,584

Total Investments	100.0%	$1,859,831,545

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	1,158	Long	Mar-18	$163,613,820	$3,320,177
Nikkei 225 Index	209	Long	Mar-18	44,418,144	(1,115,558)
SPI 200 Index	520	Short	Mar-18	(62,583,702)	1,029,052
STOXX Europe 600 Banks Index	8,186	Short	Mar-18	(199,960,839)	2,205,616

					$5,439,287

Nikkei 225 Index: Price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange.

SPI 200 Index: Market capitalization-weighted stock index of 200 largest, blue-chip companies listed on the Australian Securities Exchange.

STOXX Europe 600 Banks Index: Index composed of companies from the European banks sector.

Abbreviations:

ADR	-	American Depositary Receipt

LIBOR	-	London Interbank Offered Rate

USD	-	United States Dollar

At January 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective.

The Fund enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.

At January 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $6,554,845 and $1,115,558, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$100,841,253	$51,273,416	$—	$152,114,669
Consumer Staples	28,121,399	96,014,658	—	124,136,057
Energy	36,682,682	38,496,742	—	75,179,424
Financials	89,592,832	199,801,475	—	289,394,307
Health Care	102,410,263	111,726,428	—	214,136,691
Industrials	82,258,525	208,666,547	—	290,925,072
Information Technology	133,132,598	38,107,902	—	171,240,500
Materials	24,541,201	58,620,459	—	83,161,660
Real Estate	38,536,024	—	—	38,536,024
Telecommunication Services	—	41,143,642	—	41,143,642
Utilities	26,144,153	25,801,370	—	51,945,523
Total Common Stocks	$662,260,930	$869,652,639 *	$—	$1,531,913,569
Preferred Stocks
Consumer Staples	$—	$10,615,248	$—	$10,615,248
Energy	9,534,114	—	—	9,534,114
Financials	45,751,570	16,843,460	—	62,595,030
Industrials	4,545,158	—	—	4,545,158
Real Estate	15,286,093	—	—	15,286,093
Utilities	23,827,389	—	—	23,827,389
Total Preferred Stocks	$98,944,324	$27,458,708	$—	$126,403,032
Corporate Bonds & Notes	$—	$160,260,599	$—	$160,260,599
Exchange-Traded Funds	32,754,584	—	—	32,754,584
Short-Term Investments	—	8,499,761	—	8,499,761
Total Investments	$793,959,838	$1,065,871,707	$—	$1,859,831,545
Futures Contracts	$3,320,177	$3,234,668	$—	$6,554,845
Total	$797,280,015	$1,069,106,375	$—	$1,866,386,390

Liability Description
Futures Contracts	$—	$(1,115,558)	$—	$(1,115,558)
Total	$—	$(1,115,558)	$—	$(1,115,558)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2017 whose fair value was determined using Level 3 inputs. At January 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Global Dividend Income Fund

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	March 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	March 27, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 27, 2018